Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payments
Schedule of movement in number of shares under share purchase payment plans

Number of Series A shares
Outstanding as of December 31, 2015	617,001
Purchased during the year	513,002
Granted during the year	—
Exercised/vested during the year	(425,536)
Forfeited during the year	(86,419)

Outstanding as of December 31, 2016	618,048 *
Purchased during the year	547,310
Granted during the year	—
Exercised/vested during the year	(345,270)
Forfeited during the year	—

Outstanding as of December 31, 2017	820,088 *

*These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2017 and 2016.

Schedule of weighted average assumptions used to estimate the fair market value of the MIP at the date of grant

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk—free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

Schedule of movement in number of shares options and fixed exercise prices

	Number of share options	Exercise price in Mexican pesos		Total in thousands of Mexican pesos
Outstanding as of December 31, 2015	15,857,856	Ps.	5.31	Ps.	84,269
Granted during the year	—	—		—
Forfeited during the year	—	—		—
Exercised during the year	(3,299,999)	5.31		(17,536)

Outstanding as of December 31, 2016	12,557,857	Ps.	5.31	Ps.	66,733
Granted during the year	—	—		—
Forfeited during the year	—	—		—
Exercised during the year	(120,000)	5.31		(638)

Outstanding as of December 31, 2017	12,437,857	Ps.	5.31	Ps.	66,095

Schedule of retention plan expenses recognized

	2017		2016		2015
(Benefit) expense arising from cash-settled share-based payments transactions	Ps.	(25,498)	Ps.	86,100	Ps.	44,699
Expense arising from equity-settled share-based payments transactions	13,508		7,816		6,345

Total expense arising from share-based payments transactions	Ps.	(11,990)	Ps.	93,916	Ps.	51,044

Share purchase plan
Share-based payments
Schedule of vesting period of shares granted
Number of Series A shares	Vesting period
353,457	November 2017 – 2018
284,200	November 2018 – 2019
182,431	November 2019 – 2020

820,088

SARs - cash settled
Share-based payments
Schedule of vesting period of shares granted
Number of SARs	Exercisable date
2,766,811	November 2018
1,649,493	November 2019
941,749	November 2020

5,358,053

MIP II
Share-based payments
Schedule of vesting period of shares granted
Number of SARs	Exercisable date
2,030,540	February 2017
2,030,540	February 2018
2,030,540	February 2019
3,384,240	February 2020
4,061,100	February 2021

13,536,960